Organization and Principal Activities	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Organization and Principal Activities
1	ORGANIZATION AND PRINCIPAL ACTIVITIES
PetroChina Company Limited (the “Company”) was established as a joint stock company with limited liability on November 5, 1999 by
中国石油天然气集团公司
(China National Petroleum Corporation (“CNPC”)) as the sole proprietor in accordance with the approval Guo Jing Mao Qi Gai [1999] No. 1024 “Reply on the approval of the establishment of PetroChina Company Limited” from the former State Economic and Trade Commission of the People’s Republic of China (“China” or “PRC”). CNPC restructured (“the Restructuring”) and injected its core business and the related assets and liabilities into the Company.
中国石油天然气集团公司
was renamed
中国石油天然气集团有限公司
(CNPC before and after the change of name) on December 19, 2017. CNPC is a wholly state-owned company registered in China. The Company and its subsidiaries are collectively referred to as the “Group”.
The Group is principally engaged in (i) the exploration, development, transportation and production and marketing of crude oil and natural gas, and new energy business; (ii) the refining of crude oil and petroleum products, production and marketing of primary petrochemical products, derivative petrochemical products and other chemical products, and new materials business; (iii) the marketing of refined products and non-oil
products, and trading business; and (iv) the transportation and the sale of natural gas (Note 40).